Employee and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Summary of Employee Benefits

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2022	2021	2020
Salaries and other remuneration	(151,444)	(109,847)	(62,769)
Social security costs	(24,241)	(19,158)	(11,376)
Share-based payments	(35,466)	(23,632)	(1,014)
Pension costs—defined contribution plans	(9,208)	(8,390)	(4,543)
Total employee benefits	(220,359)	(161,027)	(79,702)

Key management compensation	2022	2021	2020
Short-term employee benefits	(8,207)	(6,459)	(4,660)
Post-employment benefits	(638)	(766)	(652)
Share-based payments	(19,011)	(13,921)	(1,014)
Social security contributions	(3,780)	(2,521)	(1,331)
Total	(31,636)	(23,666)	(7,657)

Summary of Employee Benefits Expenses by Function

7.1 Employee benefits expenses by function

	2022	2021	2020
Cost of goods sold	(51,106)	(35,959)	(23,133)
Research and development expenses	(13,739)	(10,336)	(4,145)
Selling, general and administrative expenses	(155,514)	(114,732)	(52,424)
Total	(220,359)	(161,027)	(79,702)